Cash and Cash Equivalents and Restricted Cash (Details) $ in Thousands	Dec. 31, 2021 USD ($) FinancialInstitution	Dec. 31, 2020 USD ($) FinancialInstitution	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and cash equivalents	$ 41,496	$ 21,011
Restricted cash	1,180	50
Restricted cash, non-current	2,950	990
Total	45,626	22,051	$ 14,554	$ 7,444
Cash and Cash Equivalents and Restricted Cash [Abstract]
Restricted deposits pledged as collateral	$ 50	$ 50
Number of financial institutions where restricted deposits are pledged as collateral regarding credit card balances | FinancialInstitution	1	1
Minimum liquidity requirements for credit facilities covenants	$ 7,100	$ 4,500
Minimum liquidity requirements per owned vessel		500
Piraeus Bank Loan Facility [Member]
Cash and Cash Equivalents and Restricted Cash [Abstract]
Minimum liquidity requirements per Loan Facility	850
February 2019 ATB Loan Facility [Member]
Cash and Cash Equivalents and Restricted Cash [Abstract]
Minimum liquidity requirements per Loan Facility	500	500
Dry-docking reserve account	630	$ 490
August 2021 Alpha Bank Loan Facility [Member]
Cash and Cash Equivalents and Restricted Cash [Abstract]
Minimum liquidity requirements per Loan Facility	500
Championship Cargill Sale and Leaseback [Member]
Cash and Cash Equivalents and Restricted Cash [Abstract]
Minimum liquidity requirements per Loan Facility	$ 1,600